VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

RE:	Separate Account VA-5 of TLIC

File No. 811-08158, CIK 0000914836

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TLIC, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Columbia Funds Variable Insurance Trust, Federated Insurance Series, Janus Aspen Series; ING Investors Trust, Schwab Annuity Portfolios, and Wells Fargo Advantage Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed 8/24/2010.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 896435) filed 8/30/2010.

•	Columbia Funds Variable Insurance Trust (CIK: 815425) filed 8/30/2010.

•	Federated Insurance Series (CIK: 912577) filed 8/23/2010.

•	Janus Aspen Series (CIK: 906185) filed 8/27/2010.

•	ING Investors Trust (CIK: 0000837276) 9/3/2010.

•	Schwab Annuity Portfolios (CIK: 918266) filed 9/1/2010.

•	Wells Fargo Advantage Variable Trust (CIK: 1081402) filed9/3/2010.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company